Financial Assets and Liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Cash Flows	$ 12,875
Liabilities from financing activities, Leases	2,852
Liabilities from financing activities, Warrants	(8,081)
Liabilities from financing activities, Sub-total	7,646
Net increase/(decrease) in cash and cash equivalents	(59,727)	$ 27,518
Cash Flows, Total	(52,081)
Remeasurement adjustments	(450)
Remeasurement adjustments, Warrants	3,047
Remeasurement adjustments	2,597
Other Changes	(12,994)
Increase decrease in borrowing liabilities classified as financing activities	(12,349)
Increase (decrease)in lease liabilities arising from financing activities	(645)
Acquisition – leases	(1,463)
Increase (decrease) in acquisition of lease liabilities arising from financing activities	(1,463)
Foreign exchange adjustments	(394)	1,417
Foreign exchange adjustments, Leases	24
Foreign exchange adjustments, Warrants	1
Foreign exchange adjustments, Sub-total	25
Foreign exchange adjustments	(369)
Net Debt	(32,924)		$ 31,386
Borrowings	(94,169)		(94,245)
Leases	(10,482)		(11,250)
Warrant liability	(5,033)
Liabilities from financing activities, Sub-total	109,684		(105,495)
Cash and cash equivalents	$ 76,760	$ 158,263	$ 136,881	$ 129,328